UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Sareena Khwaja-Dixon
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1 – Schedule of Investments.

Liberty All-Star® Equity Fund
Schedule of Investments
As of September 30, 2016 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.39%)
CONSUMER DISCRETIONARY (12.05%)
Automobiles (0.40%)
Ford Motor Co.	385,900	$4,657,813

Hotels, Restaurants & Leisure (2.82%)
Chipotle Mexican Grill, Inc.(a)	30,252	12,811,722
Hilton Worldwide Holdings, Inc.	200,400	4,595,172
Starbucks Corp.	276,415	14,965,108
		32,372,002
Household Durables (0.50%)
Lennar Corp., Class A	136,000	5,758,240

Internet & Catalog Retail (3.12%)
Amazon.com, Inc.(a)	21,657	18,133,623
The Priceline Group, Inc.(a)	12,014	17,678,481
		35,812,104
Media (1.77%)
The Interpublic Group of Cos., Inc.	128,075	2,862,476
News Corp., Class A	305,600	4,272,288
News Corp., Class B	73,245	1,041,544
Omnicom Group, Inc.	64,775	5,505,875
Time Warner, Inc.	84,000	6,687,240
		20,369,423
Specialty Retail (2.49%)
The Home Depot, Inc.	55,600	7,154,608
Lowe's Companies, Inc.	226,143	16,329,786
Staples, Inc.	597,507	5,108,685
		28,593,079
Textiles, Apparel & Luxury Goods (0.95%)
NIKE, Inc., Class B	156,474	8,238,356
Under Armour, Inc., Class A(a)(b)	52,800	2,042,304
Under Armour, Inc., Class C(a)	17,713	599,762
		10,880,422
CONSUMER STAPLES (9.68%)
Beverages (0.95%)
Diageo PLC(c)	40,800	4,734,432
Monster Beverage Corp.(a)	42,600	6,254,106
		10,988,538
Food & Staples Retailing (3.68%)
Costco Wholesale Corp.	39,675	6,050,834
CVS Health Corp.	173,400	15,430,866
Walgreens Boots Alliance, Inc.	83,100	6,699,522
Wal-Mart Stores, Inc.	102,925	7,422,951

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	235,294	$6,670,585
		42,274,758
Food Products (3.51%)
Archer-Daniels-Midland Co.	261,400	11,023,238
The Kraft Heinz Co.	80,400	7,196,604
Mondelez International, Inc., Class A	503,282	22,094,080
		40,313,922
Household Products (0.79%)
Colgate-Palmolive Co.	122,620	9,091,047

Personal Products (0.75%)
Coty, Inc., Class A(b)	119,000	2,796,500
Unilever NV	126,100	5,813,210
		8,609,710
ENERGY (8.99%)
Energy Equipment & Services (2.59%)
Core Laboratories NV(b)	47,929	5,383,865
Halliburton Co.	369,700	16,592,136
Schlumberger Ltd.	99,130	7,795,583
		29,771,584
Oil, Gas & Consumable Fuels (6.40%)
BP PLC(b)(c)	187,451	6,590,777
Cenovus Energy, Inc.	337,675	4,852,390
Chevron Corp.	69,900	7,194,108
ConocoPhillips	156,800	6,816,096
EQT Corp.	74,800	5,431,976
Exxon Mobil Corp.	73,000	6,371,440
Marathon Oil Corp.	229,700	3,631,557
Murphy Oil Corp.	207,725	6,314,840
Occidental Petroleum Corp.	92,500	6,745,100
Phillips 66	74,500	6,000,975
Pioneer Natural Resources Co.	28,600	5,309,590
Royal Dutch Shell PLC, Class A(c)	166,157	8,319,456
		73,578,305
FINANCIALS (17.90%)
Capital Markets (4.65%)
Ameriprise Financial, Inc.	56,100	5,597,097
Bank of New York Mellon Corp.	170,500	6,799,540
The Charles Schwab Corp.	154,700	4,883,879
Franklin Resources, Inc.	186,375	6,629,359
The Goldman Sachs Group, Inc.	40,750	6,571,753
Morgan Stanley	255,400	8,188,124

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	147,367	$10,261,164
UBS Group AG	325,600	4,434,672
		53,365,588
Commercial Banks (3.18%)
Banco Bilbao Vizcaya Argentaria SA(b)(c)	571,457	3,405,884
BB&T Corp.	190,800	7,196,976
BOK Financial Corp.(b)	44,400	3,062,268
Cullen/Frost Bankers, Inc.	44,600	3,208,524
First Republic Bank	78,000	6,014,580
M&T Bank Corp.	35,400	4,109,940
Mitsubishi UFJ Financial Group, Inc.(c)	682,100	3,444,605
Regions Financial Corp.	614,950	6,069,556
		36,512,333
Consumer Finance (2.45%)
Capital One Financial Corp.	83,315	5,984,516
Visa, Inc., Class A	268,458	22,201,477
		28,185,993
Diversified Financial Services (3.63%)
Bank of America Corp.	927,950	14,522,417
Citigroup, Inc.	176,730	8,346,958
JPMorgan Chase & Co.	146,275	9,740,452
Voya Financial, Inc.	317,125	9,139,543
		41,749,370
Insurance (3.99%)
The Allstate Corp.	104,100	7,201,638
American International Group, Inc.	93,575	5,552,740
Axis Capital Holdings Ltd.	95,400	5,183,082
Chubb Ltd.	116,100	14,587,965
Marsh & McLennan Cos., Inc.	105,800	7,115,050
Metlife, Inc.	140,725	6,252,412
		45,892,887
HEALTH CARE (15.02%)
Biotechnology (4.12%)
AbbVie, Inc.	101,300	6,388,991
Alexion Pharmaceuticals, Inc.(a)	48,180	5,903,977
Amgen, Inc.	79,680	13,291,421
BioMarin Pharmaceutical, Inc.(a)	50,173	4,642,006
Celgene Corp.(a)	91,901	9,606,411
Regeneron Pharmaceuticals, Inc.(a)	18,636	7,492,045
		47,324,851
Health Care Equipment & Supplies (1.70%)
Baxter International, Inc.	149,000	7,092,400

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Danaher Corp.	63,500	$4,977,765
Medtronic PLC	86,200	7,447,680
		19,517,845
Health Care Providers & Services (2.40%)
Acadia Healthcare Co., Inc.(a)	90,250	4,471,888
Cardinal Health, Inc.	89,300	6,938,610
Cigna Corp.	15,350	2,000,412
Express Scripts Holding Co.(a)	96,800	6,827,304
Quest Diagnostics, Inc.	86,500	7,320,495
		27,558,709
Health Care Technology (1.92%)
Athenahealth, Inc.(a)(b)	50,300	6,343,836
Cerner Corp.(a)	253,864	15,676,102
		22,019,938
Life Sciences Tools & Services (0.51%)
Illumina, Inc.(a)	32,400	5,885,784

Pharmaceuticals (4.37%)
Abbott Laboratories	276,425	11,690,013
Allergan PLC(a)	32,438	7,470,796
Johnson & Johnson	60,200	7,111,426
Merck & Co., Inc.	113,300	7,071,053
Novartis AG(b)(c)	73,000	5,764,080
Novo Nordisk AS(c)	99,938	4,156,421
Pfizer, Inc.	207,400	7,024,638
		50,288,427
INDUSTRIALS (5.41%)
Aerospace & Defense (1.77%)
General Dynamics Corp.	41,000	6,361,560
Northrop Grumman Corp.	33,100	7,081,745
Raytheon Co.	51,100	6,956,243
		20,399,548
Commercial Services & Supplies (0.62%)
Waste Management, Inc.	111,600	7,115,616

Machinery (2.63%)
Deere & Co.	43,000	3,670,050
Dover Corp.	106,975	7,877,639
Oshkosh Corp.	104,500	5,852,000
Parker-Hannifin Corp.	57,000	7,155,210
Stanley Black & Decker, Inc.	45,700	5,620,186
		30,175,085

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Road & Rail (0.39%)
Kansas City Southern	47,910	$4,470,961

INFORMATION TECHNOLOGY (20.81%)
Communications Equipment (0.63%)
Cisco Systems, Inc.	226,300	7,178,236

Computers & Peripherals (0.43%)
HP, Inc.	315,950	4,906,704

Electronic Equipment & Instruments (0.21%)
Corning, Inc.	103,290	2,442,809

Internet Software & Services (3.74%)
Alphabet, Inc., Class C(a)	32,679	25,401,060
Facebook, Inc., Class A(a)	137,083	17,583,636
		42,984,696
IT Services (3.11%)
Alliance Data Systems Corp.(a)	27,679	5,937,976
Automatic Data Processing, Inc.	87,880	7,751,016
FleetCor Technologies, Inc.(a)	53,603	9,312,449
PayPal Holdings, Inc.(a)	135,200	5,539,144
Xerox Corp.	706,400	7,155,832
		35,696,417
Semiconductors & Semiconductor Equipment (2.33%)
Intel Corp.	360,266	13,600,042
Microchip Technology, Inc.	105,000	6,524,700
Texas Instruments, Inc.	95,000	6,667,100
		26,791,842
Software (8.28%)
Adobe Systems, Inc.(a)	142,976	15,518,615
CA, Inc.	211,600	6,999,728
Microsoft Corp.	179,700	10,350,720
Mobileye NV(a)	149,550	6,366,343
Oracle Corp.	191,025	7,503,462
Red Hat, Inc.(a)	100,306	8,107,734
Salesforce.com, Inc.(a)	264,112	18,839,109
SAP SE(b)(c)	86,000	7,861,260
ServiceNow, Inc.(a)	92,100	7,289,715
Splunk, Inc.(a)	108,200	6,349,176
		95,185,862
Technology Hardware, Storage & Equipment (2.08%)
Apple, Inc.	90,998	10,287,324

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Technology Hardware, Storage & Equipment (continued)
Hewlett Packard Enterprise Co.	276,246	$6,284,596
Seagate Technology	190,600	7,347,630
		23,919,550
MATERIALS (2.83%)
Chemicals (2.30%)
The Dow Chemical Co.	99,100	5,136,353
Ecolab, Inc.	73,810	8,984,153
EI du Pont de Nemours & Co.	103,500	6,931,395
PPG Industries, Inc.	51,500	5,323,040
		26,374,941
Construction Materials (0.53%)
Martin Marietta Materials, Inc.	34,100	6,107,651

REAL ESTATE (2.18%)
Real Estate Investment Trusts (2.18%)
American Tower Corp.	100,750	11,417,998
Equinix, Inc.	37,961	13,675,450
		25,093,448
TELECOMMUNICATION SERVICES (1.23%)
Diversified Telecommunication (1.23%)
AT&T, Inc.	174,900	7,102,689
Verizon Communications, Inc.	134,800	7,006,904
		14,109,593
UTILITIES (1.29%)
Electric Utilities (0.61%)
Edison International	97,300	7,029,925

Gas Utilities (0.34%)
National Fuel Gas Co.	72,000	3,893,040

Independent Power and Renewable Energy Producers (0.34%)
AES Corp.	307,000	3,944,950

TOTAL COMMON STOCKS
(COST OF $987,443,857)		1,119,193,546

	SHARES	MARKET VALUE
SHORT TERM INVESTMENTS (4.01%)
MONEY MARKET FUND (2.58%)
State Street Institutional U.S. Government Money Market Fund, 0.27%(d)
(COST OF $29,627,816)	29,627,816	$29,627,816

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (1.43%)
State Street Navigator Securities Lending Prime Portfolio, 0.30%
(COST OF $16,468,819)	16,468,819	16,468,819

TOTAL SHORT TERM INVESTMENTS
(COST OF $46,096,635)		46,096,635

TOTAL INVESTMENTS (101.40%)
(COST OF $1,033,540,492)(e)		1,165,290,181

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.40%)		(16,106,909)

NET ASSETS (100.00%)		$1,149,183,272

NET ASSET VALUE PER SHARE
(188,097,203 SHARES OUTSTANDING)		$6.11

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $25,887,842.
(c)	American Depositary Receipt.
(d)	Rate reflects seven-day effective yield on September 30, 2016.
(e)	Cost of investments for federal income tax purposes is $1,034,828,200.

Gross unrealized appreciation and depreciation at September 30, 2016 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$171,952,122
Gross unrealized depreciation	(41,490,141)
Net unrealized appreciation	$130,461,981

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund
Notes to Schedule of Investments
As of September 30, 2016 (unaudited)

Security Valuation
Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Prime Portfolio, a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2016, the Fund held no securities that were fair valued.

Security Transactions
Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities
The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. As of September 30, 2016, the market value of securities on loan was $25,887,842, and the total cash collateral and non-cash collateral received was $16,468,819 and $10,050,671, respectively.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open‐end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,119,193,546	$–	$–	$1,119,193,546
Short Term Investment	29,627,816	–	–	29,627,816
Investments Purchased with Collateral from Securities Loaned	16,468,819	–	–	16,468,819
Total	$1,165,290,181	$–	$–	$1,165,290,181

*	See Schedule of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the period ended September 30, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2016

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	November 21, 2016